June 29, 2009

Securities and Exchange Commission Office of Filings and Information Services 100 F Street, NE Washington, D.C. 20549

Re:	Dreyfus Municipal Bond Opportunity Fund
File Nos. 811-4764; 33-7496

Dear Sir or Madam:

     Transmitted for filing is Form N-CSR for the above-referenced Registrant for the annual period ended April 30, 2009.

     Please direct any questions or comments to the attention of the undersigned at (212) 922-6620.

Sincerely,

/s/ Judith C. Canonica

Judith C. Canonica

JCC/ Enclosure